OTHER ASSETS - Narrative (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Surgical instruments accumulated amortization	$ 17,214		$ 15,007	$ 12,193
Amortization expense	$ 4,498	$ 2,592	$ 2,814	$ 5,940	$ 4,885